Business combinations - Acquisition of Science, Management and Engineering AG (SME) (Details) - USD ($) $ in Thousands	Feb. 09, 2017	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Business Acquisition [Line Items]
Goodwill (Note 5)		$ 88,908	$ 76,918	$ 30,285
SME—Science Management and Engineering AG
Business Acquisition [Line Items]
Payments to acquire businesses, gross	$ 218
Cash and cash equivalents	1
Trade accounts receivable	49
Intangible assets (Customer relations)	1,061
Goodwill (Note 5)	411
Total assets	1,522
Accounts Payable	(40)
Other liabilities	(109)
Tax payable	(299)
Long-term loans	(747)
Deferred Tax Liability, non-current	(109)
Total liabilities	(1,304)
Total net assets acquired	218
Total purchase consideration	$ 218
Customer-Related Intangible Assets | SME—Science Management and Engineering AG
Business Acquisition [Line Items]
Acquired customer relations, useful life (in years)	10 years